Prepaid Expenses and Other Current Assets, Net	6 Months Ended
Jun. 30, 2024
Prepaid Expenses and Other Current Assets, Net [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
5.	PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets consisted of the following:

	As of December 31, 2023	As of June 30, 2024
	RMB	RMB
		(Unaudited)
Advances to suppliers(i)	30,683	23,832
Prepaid VAT	21,477	19,952
Rental deposit, current	6,924	6,899
Staff advances	3,968	3,922
Prepaid consulting expenses	2,439	1,531
Short-term construction deposits	2,206	1,301
Prepaid short-term rent	8,065	9,581
Interest receivable	346	392
Receivables from third-party payment platform	212	61
Receivables from Hunan Longxi	5,000	5,000
Others(ii)	29,367	21,656
Total	110,687	94,127
Less: Allowance for credit losses	(25,393)	(21,195)
Total	85,294	72,932

Notes:

(i)	Advances to suppliers mainly includes prepaid advertising costs, prepaid operation expenses as well as prepayment to construction and design suppliers.

(ii)	Others mainly includes the loans provided to third parties and the non-trade receivables from third parties.

The following table provide a summary of changes of the allowance for credit loss for the six months ended June 30, 2024 and the year ended December 31, 2023:

	December 31, 2023	June 30, 2024
	RMB	RMB
		(Unaudited)
Balance at beginning of period	30,498	25,393
Adoption of ASC 326	85	—
Amounts charged to/(reversed of) expenses	6,257	(2,228)
Amounts written off	(6,512)	(1,970)
Disposal of a subsidiary	(4,935)	—
Balance at end of period	25,393	21,195

Provision for credit losses for prepayment and other current assets for the year ended December 31, 2023 was RMB6,257 and reversal for credit losses for the six months ended June 30, 2024 was RMB2,228, respectively.